Securities - Amortized Cost and Fair Value of Held To Maturity Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Maturing within one year	$ 7,061
Maturing after one year but within five years	57,604
Maturing after five years but within ten years	95,466
Maturing after ten years	74,578
Total securities held-to-maturity, amortized cost	234,709
Total securities held-to-maturity, amortized cost	355,739	$ 373,648
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Maturing within one year	7,028
Maturing after one year but within five years	53,405
Maturing after five years but within ten years	83,459
Maturing after ten years	62,522
Total securities held-to-maturity, fair value	206,414
Total securities held-to-maturity, fair value	301,860	318,606
U.S. agency residential mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	109,369
Total securities held-to-maturity, amortized cost	109,369	118,485
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	84,738
Total securities held-to-maturity, fair value	84,738	94,636
U.S. agency commercial mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	4,120
Total securities held-to-maturity, amortized cost	4,120	4,299
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	3,718
Total securities held-to-maturity, fair value	3,718	3,839
Private label mortgage-backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	7,541
Total securities held-to-maturity, amortized cost	7,541	7,608
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	6,990
Total securities held-to-maturity, fair value	6,990	$ 6,754
Other asset backed
Debt Securities, Held-to-Maturity, Amortized Cost, after Allowance for Credit Loss, Maturity [Abstract]
Held to maturity securities, without single maturity date, amortized cost	0
Debt Securities, Held-to-Maturity, Fair Value, Maturity [Abstract]
Held to maturity securities, without single maturity date, fair value	$ 0